Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - August | Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $5.65 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	106.20%
Innovator Growth-100 Power Buffer ETF™ - August | Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $565.01 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%
Innovator Growth-100 Power Buffer ETF™ - August | Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $480.26 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)
Innovator Growth-100 Power Buffer ETF™ - August | Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $648.35 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.90%)